Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
Supplement [Text Block]	aet_SupplementTextBlock

ALPS ETF TRUST

VelocityShares Russia Select DR ETF

SUPPLEMENT DATED MAY 8, 2014

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 31, 2014

Effective immediately, the following paragraphs are hereby added as the sixth and seventh paragraphs in the "Summary Section – VelocityShares Russia Select DR ETF – Principal Investment Risks – Russia Risk" section of the Prospectus:

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers, including companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors.  These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund's portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions, which may include securities held by the Fund in the form of ADRs and GDRs. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund's portfolio and potentially disrupt its operations.

For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its NAV. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund's shares could trade at a significant premium or discount to their NAV. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may exacerbate the discount to NAV at which the Fund's shares trade, cause the Fund to experience increased transaction costs, and cause the Fund to make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or the Fund could liquidate all or a portion of its assets, which may be at unfavorable prices.

Also effective immediately, the following sentences are hereby added in between the second and third sentences in the second paragraph of the "Summary Section – VelocityShares Russia Select DR ETF – Principal Investment Risks – Non-Correlation Risk" section of the Prospectus:

In the event economic sanctions are imposed by the United States against certain Russian companies, the Fund may not be able to fully replicate the Index by investing in the relevant securities, which may lead to increased tracking error.  The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses.

VelocityShares Russia Select DR ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aet_SupplementTextBlock

ALPS ETF TRUST

VelocityShares Russia Select DR ETF

SUPPLEMENT DATED MAY 8, 2014

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 31, 2014

Effective immediately, the following paragraphs are hereby added as the sixth and seventh paragraphs in the "Summary Section – VelocityShares Russia Select DR ETF – Principal Investment Risks – Russia Risk" section of the Prospectus:

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers, including companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors.  These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund's portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions, which may include securities held by the Fund in the form of ADRs and GDRs. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund's portfolio and potentially disrupt its operations.

For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its NAV. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund's shares could trade at a significant premium or discount to their NAV. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may exacerbate the discount to NAV at which the Fund's shares trade, cause the Fund to experience increased transaction costs, and cause the Fund to make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or the Fund could liquidate all or a portion of its assets, which may be at unfavorable prices.

Also effective immediately, the following sentences are hereby added in between the second and third sentences in the second paragraph of the "Summary Section – VelocityShares Russia Select DR ETF – Principal Investment Risks – Non-Correlation Risk" section of the Prospectus:

In the event economic sanctions are imposed by the United States against certain Russian companies, the Fund may not be able to fully replicate the Index by investing in the relevant securities, which may lead to increased tracking error.  The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses.